Financial instruments risks	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks
39.	Financial instruments risks
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The General Risks Policy expresses the levels and types of risk the Group is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions.
To achieve its goals, the Group uses a management model with two principles for the decision-making process:

•	Prudence: Materialized in relation to the management of the various risks acknowledged by the Group.

•	Anticipation: refers to the adaptation capacity of risk management .
This process aims to be adequate, sufficiently proven, duly documented and periodically reviewed based on the changes of the Group’s risk profile and the market.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:

•	Risks Management Unit

•	Committees

•	Control and Reporting Units

•	Cross-Control Areas
Risks Management Unit:
This is an area that is independent from business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up
and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions i
s
to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:

•	Active management throughout the life of the risk.

•	Clear processes and procedures.

•	Integrated management of all risks through identification and quantification.

•	Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are the instances through which risks are treated. BBVA Argentina has an agile and proper structure of committees for the management of the various risks.
Internal Risk Control Unit
The main responsibilities of Internal Risks Control Area are: ensuring there is a proper internal regulatory framework (a process and measures defined for each type of risks), controlling its application and operation, and ensuring an assessment of the existence of a control environment and its proper implementation and operation.
The area has a Models Validation team that ensures the adequate use of BBVA Argentina’s internal risk statistical models and is responsible for issuing an informed and updated opinion on the proper use of such models.
Reporting Units
The Reporting Units are in charge of control procedures for risk, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.

Cross-Control Areas
The Group also has cross-control areas, such as: Internal Audit, Regulatory Compliance and Internal Control.
Risk Appetite Framework
Risk appetite is a key element providing the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risks costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
The evaluation of the Group’s financial position under a severe but plausible scenario requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity.
Credit risk
It is the most important risk for the Group and includes counterparty risk, issuer risk, settlement risk and country risk management.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:

•	Expected growth per portfolio and product.

•	Evolution of default ratio.

•	Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks
Follow-Up
Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels in the Group:

•	Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.

•
The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees; and finally.

•	Assessment of the repayment risk (asset liquidity) of the guarantees received.

Monitoring
The main monitoring procedures carried out for the various Banking areas are:

•
Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.

•
Maintenance of
pre-approved
limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved
limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up
of the evolution of the
pre-approved
limits amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.

•
Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period of use to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.

•
Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolios risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions are carried out:

•	Monitoring of specific customers.

•	Monitoring of products.

•	Monitoring of units (branches, areas).

•	Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina has also a Recoveries Area within Risks Management, to mitigate the severity of credit portfolios as well as to provide the results directly through collections of
Write-Off
portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and facilitating the entire process. The periodic reports are:

•	Progress of Risks.

•	Payment Schedules.

•	Ratings.

•	Dashboard.

•	Early Alerts System.

•	Quarterly tools follow-up sheet.

Exposure to credit risk
The Group’s credit risk exposure of loans and advances under IFRS 9 with stage allocation by asset classification as of December 31, 2019 is provided below:

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	208,136,419	180,258,699	20,095,905	7,781,815

Wholesale	89,424,896	77,935,136	6,931,687	4,558,073

- Business	46,694,798	38,163,038	4,645,863	3,885,897
- CIB	40,226,136	38,286,185	1,340,985	598,966
- Institutional and international	573,958	314,300	259,307	351
- SME	1,930,004	1,171,613	685,532	72,859

Retail	118,711,523	102,323,563	13,164,218	3,223,742

- Advances	465,760	289,925	109,759	66,076
- Credit Cards	68,713,781	59,890,267	7,202,845	1,620,669
- Personal Loans	24,378,544	18,035,567	4,982,391	1,360,586
- Pledge Loans	9,612,796	9,274,034	192,066	146,696
- Mortgages	15,374,658	14,672,320	675,023	27,315
- Receivables from financial leases	165,005	160,728	2,063	2,214
- Others	979	722	71	186
Financial assets at fair value through other comprehensive income	45,212,713	29,146,833	16,065,880	—
- Debt Securities	45,212,713	29,146,833	16,065,880	—
Total financial assets risk	253,349,132	209,405,532	36,161,785	7,781,815

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Loan commitments and financial guarantees	49,707,760	44,812,582	4,862,443	32,735

Wholesale	12,394,826	9,647,220	2,743,101	4,505

- Business	9,003,091	7,780,502	1,219,808	2,781
- CIB	1,723,903	757,230	966,450	223
- Institucional e Internacional	1,219,678	784,922	434,756	—
- Pymes	448,154	324,566	122,087	1,501
Retail	37,312,934	35,165,362	2,119,342	28,230
- Advances	3,966,981	3,833,915	131,488	1,578
- Credit Cards	33,066,498	31,079,149	1,960,697	26,652
- Mortgages	247,141	230,335	16,806	—
- Others	32,314	21,963	10,351	—

Total loan commitments and financial guarantees	49,707,760	44,812,582	4,862,443	32,735
Total credit risk exposure	303,056,892	254,218,114	41,024,228	7,814,550
Information on the credit quality of assets
The Group has made improvements in its disclosures for the current year with respect to those made in 2018, therefore the information on the credit quality of assets is disclosed in accordance as is detailed in the following paragraph.

The Group’s credit quality analysis of loans and advances under IFRS 9 with risk allocation as of December 31, 2019 is provided below:

Credit quality analysis	December 31, 2019
Retail
- Low Risk	109,688,718
- Medium Risk	39,920,311
- High Risk	2,781,678
- Non Performing	3,249,997

Total retail	155,640,704

Wholesale
- Low Risk	61,046,614
- Medium Risk	25,734,387
- High Risk	10,857,921
- Non Performing	4,564,552

Total wholesale	102,203,474

Debt Securities
- Debt Securities ( <> other than corp bonds) B+	29,076,683
- Debt Securities (National government bonds) CCC	16,067,315
- Debt Securities ( = corporate bonds) B+	68,716

Total debt securities	45,212,714

Total credit risk exposure	303,056,892

For comparative purposes, we have disclosed the information of credit quality of assets for the current year according to the 2018 disclosure criteria as shown below.

The Group’s credit quality analysis of loans and advances with stage allocation by asset classification as of December 31, 2019 and 2018 is provided below. Carrying amounts are broken down by financial instruments and counterparties.

	Gross	Net of allowances
	December 31, 2019	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	208,136,419	196,590,375	176,257,793	18,114,616	2,217,966

Loans and advances to customers	201,454,375	190,041,967	169,934,636	17,889,383	2,217,948
Loans and advances to financial institutions	5,198,021	5,069,933	5,069,933	—	—
Other financial assets	1,466,191	1,460,643	1,235,392	225,233	18
Loans and advances to central banks	17,405	17,405	17,405	—	—
Loans and advances to government sector	427	427	427	—	—

Financial assets at fair value through other comprehensive income	45,212,713	40,309,297	29,088,445	11,220,852	—

Debt securities	45,212,713	40,309,297	29,088,445	11,220,852	—

Total financial assets	253,349,132	236,899,672	205,346,238	29,335,468	2,217,966

Total loan commitments and financial guarantees	49,707,760	48,777,183	44,252,081	4,516,549	8,553

Total credit risk exposure	303,056,892	285,676,855

	Gross	Net of allowances
	December 31, 2018	December 31, 2018	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	325,210,804	318,689,020	297,513,220	18,400,430	2,775,370

Loans and advances to customers	270,764,079	264,512,229	243,336,429	18,400,430	2,775,370
Other financial assets	19,786,692	19,786,689	19,786,689	—	—
Reverse repurchase agreements	19,784,563	19,566,144	19,566,144	—	—
Loans and advances to financial institutions	14,874,564	14,823,052	14,823,052	—	—
Loans and advances to government sector	317	317	317	—	—
Loans and advances to central banks	589	589	589	—	—

Financial assets at fair value through other comprehensive income	37,787,332	37,787,332	37,787,332	—	—

Debt securities	37,765,909	37,765,909	37,765,909	—	—
Equity instruments	21,423	21,423	21,423	—	—

Total financial assets risk	362,998,136	356,476,352	335,300,552	18,400,430	2,775,370

Total loan commitments and financial guarantees	220,441,622	219,472,627	208,963,783	10,397,237	111,607

Total credit risk exposure	583,439,758	575,948,979

Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.

The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
Regarding the types of collateral managed by BBVA Argentina, the following stand out:

•	Guarantees: It includes sureties or unsecured instruments.

•	Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

•	Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

•	Security Interest: it includes guarantees based on tangible assets, which are classified as follows:

•
Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

•
Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, they are properly documented and shall be approved by the Legal Services area. Finally, the Group hedges against the variation in the value of the pledge.

Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantess, letters of credit and lines of credit through checking accounts overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Main types of guarantors and counterparties of credit derivatives
The Group defines that the collateral (or credit derivative) shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident
companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the probability of default (“PD”) scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the pertinent internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their probability of default were calculated by using as a reference the rating scales and default rates. These calculations establish the levels of probability of default for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at tool level for each country in which the Group has tools available.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:

•	Interest rate risk: From exposure to changes in the various interest rate curves.

•
Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors within the management of that risk, with a follow-up
and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for control and follow-up
of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.

Among others:

•	Assets and liabilities committee (ALCO) .

•	Risk Management Committee (RMC) .

•	Financial Risks Committee (FRC) .
BBVA Argentina has many tools and systems to manage and
follow-up
market risk, to achieve effective risk control and treatment.
The main market risk metric is VaR (“Value at Risk”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include follow-up
of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

•	Argentine Government Securities.

•	BCRA Li quidity Bills

•	Provincial debt securities.

•	Corporate Bonds.

•	Foreign exchange spot.

•	Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the evolution of trading portfolio total VaR and VaR per risk factors based on daily VaR information
:
VaR (in millions of pesos)

	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	81.60	22.86
Minimum	11.55	4.97
Maximum	273.42	97.37
Closing	43.57	49.36
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	71.97	19.00
Minimum	8.26	3.13
Maximum	234.32	93.76
Closing	43.99	49.90

VaR foreign exchange rate	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	25.85	9.64
Minimum	0.85	0.28
Maximum	155.02	37.98
Closing	3.92	2.65
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2019	As of December 31, 2019 (per currency)				Total as of December 31, 2018
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	87,682,802	84,697,740	2,717,935	4,811	262,316	80,746,913
Financial assets at fair value through profit or loss — Debt securities	166	166	—	—	—	10,719
Reverse repurchase agreements	—	—	—	—	—	19,546,503
Other financial assets	2,542,798	2,534,965	7,833	—	—	2,582,964
Loans and advances	34,300,359	34,033,214	267,145	—	—	93,277,671
Financial assets at fair value through other comprehensive income — Debt securities	7,413,880	7,413,880	—	—	—	5,141,185
Other assets	—	—	—	—	—	339,377
Equity instruments	27,138	27,138	—	—	—	21,077

TOTAL ASSETS	131,967,143	128,707,103	2,992,913	4,811	262,316	201,666,409

LIABILITIES
Deposits	117,231,027	115,106,328	2,124,699	—	—	176,130,348
Trading liabilities	449,618	449,618	—	—	—	53,529
Other financial liabilities	7,687,505	7,347,985	302,162	—	37,358	8,189,043
Bank loans	3,050,563	2,787,387	263,176	—	—	8,307,999
Other liabilities	1,242,338	1,168,254	74,084	—	—	1,456,070

TOTAL LIABILITIES	129,661,051	126,859,572	2,764,121	—	37,358	194,136,989

The notional amounts of the foreign currency term and forward transactions are reported below:

	December 31, 2019	December 31, 2018
Foreign Currency Forwards
Foreign currency forward sales—US$	620,956	760,615
Foreign currency forward purchases—US$	618,497	620,651
Foreign currency forward sales—Euros	1,804	5,463
Foreign currency forward purchases—Euros	35	—

Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits and alerts structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement,
follow-up
and control, the following stand out:

•	Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.

•	Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2019	December 31, 2018
Closing	0.32%	1.43%
Minimum	0.04%	1.01%
Maximum	1.64%	2.05%
Average	0.77%	1.61%
The following table shows the sensitivity of the financial margin (SFM), to
-100
basis points variation presented as a percentage of
12-month
forecast net interest income:
SFM
-100
bps

	December 31, 2019	December 31, 2018
Closing	0.82%	2.14%
Minimum	0.58%	1.98%
Maximum	2.20%	2.73%
Average	1.48%	2.26%
Liquidity and financing risk
The liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.

Within the core metrics used for measurement,
follow-up
and control of this risk, management considers the following to be most relevant:
LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
LCR: (Liquidity Coverage Ratio), which measures the relation between high quality liquid assets and total net cash outflows during a
30-day
period. BBVA Argentina, as established in the regulations issued by the BCRA, “A” 5693, calculates the liquidity coverage coefficient daily.
Below is the LCR ratios:

	December 31, 2019	December 31, 2018
LCR	413%	91%
The following charts show the concentration of deposits as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	10,875,308	3.70%	23,525,681	5.89%
50 following largest customers	17,030,642	5.79%	23,926,818	5.99%
100 following largest customers	13,414,450	4.56%	16,221,565	4.06%
Rest of customers	252,667,647	85.95%	335,534,953	84.06%

TOTAL	293,988,047	100.00%	399,209,017	100.00%

The following chart show the breakdown by term of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2019 and 2018:

	Assets		Liabilities (*)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Up to 1 month	99,748,118	116,535,072	305,122,145	410,555,522
From more than 1 month to 3 month	26,654,927	40,166,007	24,232,243	35,150,020
From more than 3 month to 6 month	14,580,725	40,614,599	8,684,764	13,601,856
From more than 6 month to 12 month	19,415,772	25,896,503	5,740,511	5,120,730
From more than 12 month to 24 month	27,857,740	33,588,065	1,172,095	2,783,466
More than 24 months	41,914,222	64,047,294	3,696,017	58,130

TOTAL	230,171,504	320,847,540	348,647,775	467,269,724

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using today’s rate.

Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

	December 31, 2019	December 31, 2018
Financial guarantees and loan commitments	171,822,963	220,023,853
The amounts of the Bank’s financial assets and liabilities, which are expected to be collected or paid twelve months after the closing date are set forth below:

	December 31, 2019	December 31, 2018
Financial assets
Loans and advances	69,771,962	70,684,866
Debt securities	175,629	11,203,612
Reverse repurchase agreements	—	14,541,517

Total	69,947,591	96,429,995

Financial liabilities
Other financial liabilities	4,144,530	1,313,978
Bank loans	492,673	259,934
Debt securities issued	136,306	781,130
Deposits	94,603	60,599

Total	4,868,112	2,415,641